MANAGERS TRUST I

MANAGERS FREMONT BOND FUND

Supplement dated June 11, 2008

to the Prospectus dated March 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Bond Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Prospectus dated March 1, 2008 (the “Prospectus”).

At a meeting held on June 5-6, 2008, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund. Effective June 9, 2008, Managers Investment Group LLC (“Managers”) has contractually agreed, through at least March 1, 2009, to limit net annual fund operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.58% of average daily net assets for the Fund. Prior to June 9, 2008, the Fund had a contractual expense limitation of 0.60%. Furthermore, Managers has voluntarily agreed to reimburse additional expenses incurred by the Fund as of June 9, 2008 such that net annual fund operating expenses for the fiscal year ended October 31, 2008, will be 0.58%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

MANAGERS FREMONT BOND FUND

Supplement dated June 11, 2008

to the Prospectus dated March 1, 2008 (as supplemented May 19, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Bond Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Prospectus dated March 1, 2008, as supplemented May 19, 2008 (the “Prospectus”).

At a meeting held on June 5-6, 2008, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund. Effective June 9, 2008, Managers Investment Group LLC (“Managers”) has contractually agreed, through at least March 1, 2009, to limit net annual fund operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.58% of average daily net assets for the Fund. Prior to June 9, 2008, the Fund had a contractual expense limitation of 0.60%. Furthermore, Managers has voluntarily agreed to reimburse additional expenses incurred by the Fund as of June 9, 2008 such that net annual fund operating expenses for the fiscal year ended October 31, 2008, will be 0.58%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE